Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance	$ 1,112,766	$ 586,520
Additions	24,940	11,675
Acquisitions through the Poseidon Transaction		617,522
Depreciation	(19,657)	(31,117)
Impairment loss	0	(71,834)
Balance	1,118,049	1,112,766
Vessel Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance	1,224,377	734,534
Additions	24,940	11,675
Acquisitions through the Poseidon Transaction		617,522
Impairment loss		(139,354)
Balance	1,249,317	1,224,377
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(111,611)	(148,014)
Depreciation	(19,657)	(31,117)
Impairment loss		67,520
Balance	(131,268)	(111,611)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,112,766	586,520
Additions	24,940	11,675
Acquisitions through the Poseidon Transaction		617,522
Depreciation	(19,657)	(31,117)
Impairment loss		(71,834)
Balance	$ 1,118,049	$ 1,112,766